Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Opening Balance	$ 3,010	$ 2,018
Additions, net of reversals	335	396
Use of provision	(262)	(225)
Revaluation of existing proceedings and interest charges	188	161
Others	(5)	(5)
Translation adjustment	263	123
Closing Balance	$ 3,529	$ 2,468